Calvert
Emerging Markets Advancement Fund
June 30, 2022
Schedule of Investments (Unaudited)

Common Stocks — 90.9%

Security	Shares	Value
Brazil — 5.9%
Alpargatas S.A., PFC Shares	3,051	$ 11,158
Americanas S.A.	23,756	60,962
Atacadao S.A.	18,981	60,460
B3 S.A. - Brasil Bolsa Balcao	159,229	333,461
Banco Bradesco S.A., PFC Shares	111,248	365,622
Banco do Brasil S.A.	22,259	141,972
BB Seguridade Participacoes S.A.	21,672	107,502
Bradespar S.A., PFC Shares	10,076	48,595
BRF S.A.(1)	26,068	67,692
Cia de Saneamento Basico do Estado de Sao Paulo	14,521	117,007
Cia de Transmissao de Energia Eletrica Paulista	10,041	44,071
Cia Energetica de Minas Gerais, PFC Shares	63,759	126,459
Cia Paranaense de Energia, Class B, PFC Shares	24,786	32,347
Engie Brasil Energia S.A.	11,044	87,154
Equatorial Energia S.A.	47,907	209,077
Hapvida Participacoes e Investimentos S.A.(2)	124,735	130,373
Hypera S.A.	11,985	87,115
Itau Unibanco Holding S.A., PFC Shares	100,582	435,696
Itausa - Investimentos Itau S.A., PFC Shares	129,920	207,040
Klabin S.A.	229,006	175,908
Localiza Rent a Car S.A.	24,448	244,833
Lojas Renner S.A.	31,149	134,632
Magazine Luiza S.A.	99,911	44,673
Metalurgica Gerdau S.A., PFC Shares	34,119	62,260
Multiplan Empreendimentos Imobiliarios S.A.	14,416	60,463
Natura & Co. Holding S.A.	25,356	65,020
Neoenergia S.A.	5,834	16,632
Pagseguro Digital, Ltd., Class A(1)	6,278	64,287
Porto Seguro S.A.	3,200	10,859
Raia Drogasil S.A.	33,687	123,588
StoneCo, Ltd., Class A(1)	7,516	57,873
Sul America S.A.	5,771	24,370
Telefonica Brasil S.A.	12,735	114,515
TIM S.A.	23,940	58,370
TOTVS S.A.	17,679	78,574
WEG S.A.	51,129	258,407
XP, Inc. BDR(1)	1,629	29,300
XP, Inc., Class A(1)(3)	3,695	66,362
		$4,364,689
Canada — 0.1%
Atlas Corp.(3)	3,270	$35,022
		$35,022
Security	Shares	Value
China — 28.5%
Alibaba Health Information Technology, Ltd.(1)	104,000	$ 72,257
A-Living Smart City Services Co., Ltd., Class H(2)	2,750	4,427
ANTA Sports Products, Ltd.	25,600	315,043
Autohome, Inc. ADR	1,827	71,856
Bank of Communications Co., Ltd., Class H	482,000	334,098
BeiGene, Ltd.(1)	23,900	303,610
Beijing Enterprises Water Group, Ltd.	106,000	31,980
Bilibili, Inc. ADR(1)(3)	6,201	158,746
BYD Co., Ltd., Class H	16,500	665,106
BYD Electronic International Co., Ltd.(3)	16,000	50,638
China CITIC Bank Corp, Ltd., Class H	367,000	164,385
China Communications Services Corp., Ltd., Class H	76,000	33,432
China Conch Venture Holdings, Ltd.	47,000	102,515
China Everbright Bank Co., Ltd., Class H	136,000	44,077
China Everbright Environment Group, Ltd.	88,000	52,036
China International Capital Corp., Ltd., Class H(2)	47,200	100,783
China International Marine Containers Group Co., Ltd.	21,000	33,997
China Lesso Group Holdings, Ltd.	35,000	52,979
China Literature, Ltd.(1)(2)	7,200	34,876
China Longyuan Power Group Corp., Ltd., Class H	95,000	184,107
China Medical System Holdings, Ltd.	32,000	49,888
China Meidong Auto Holdings, Ltd.	24,000	76,265
China Mengniu Dairy Co., Ltd.	60,000	300,789
China Merchants Bank Co., Ltd., Class H	64,500	435,660
China Minsheng Banking Corp., Ltd., Class H(3)	226,000	80,684
China National Building Material Co., Ltd., Class H	156,000	167,101
China Resources Land, Ltd.	66,000	309,493
China Resources Pharmaceutical Group, Ltd.(2)	41,500	28,182
China Ruyi Holdings, Ltd.(1)(3)	140,000	51,437
China Tower Corp, Ltd., Class H(2)	1,250,000	161,065
China Vanke Co., Ltd., Class H	52,600	132,435
Chinasoft International, Ltd.	72,000	73,892
Chongqing Rural Commercial Bank Co., Ltd., Class H	147,000	52,898
Country Garden Holdings Co., Ltd.	192,000	119,824
Country Garden Services Holdings Co., Ltd.	50,000	224,393
CSPC Pharmaceutical Group, Ltd.	181,600	181,514
Dali Foods Group Co., Ltd.(2)	66,000	35,104
ENN Energy Holdings, Ltd.	21,400	353,714
Far East Horizon, Ltd.	53,000	44,520
Flat Glass Group Co., Ltd., Class H(3)	14,000	49,285
Fuyao Glass Industry Group Co., Ltd., Class H(2)	16,400	82,966
GDS Holdings, Ltd. ADR(1)	3,509	117,166
Geely Automobile Holdings, Ltd.	165,000	377,908
Great Wall Motor Co., Ltd., Class H	94,000	194,693
Greentown China Holdings, Ltd.	25,000	51,981
Greentown Service Group Co., Ltd.	40,000	45,276
Guangdong Investment, Ltd.	78,000	82,448

Calvert
Emerging Markets Advancement Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
China (continued)
Guangzhou Automobile Group Co., Ltd., Class H	116,000	$ 112,536
Haidilao International Holding, Ltd.(1)(2)(3)	33,000	77,266
Haitong Securities Co., Ltd., Class H	87,200	64,191
Hangzhou Tigermed Consulting Co., Ltd., Class H(2)	2,900	33,633
Hansoh Pharmaceutical Group Co., Ltd.(2)	26,000	52,648
Hengan International Group Co., Ltd.	18,500	87,081
Huatai Securities Co., Ltd., Class H(2)	50,000	74,374
Huazhu Group, Ltd. ADR	3,979	151,600
Hygeia Healthcare Holdings Co., Ltd.(2)(3)	5,800	38,677
Innovent Biologics, Inc.(1)(2)	22,000	98,429
JD.com, Inc. ADR	13,680	878,530
JD.com, Inc., Class A	3,273	105,466
Jiangsu Expressway Co., Ltd., Class H	38,000	38,334
Jiumaojiu International Holdings, Ltd.(2)(3)	15,000	39,954
Kingdee International Software Group Co., Ltd.(1)	72,000	169,633
Kingsoft Corp., Ltd.	21,200	82,836
Li Ning Co., Ltd.	45,000	418,999
Longfor Group Holdings, Ltd.(2)	40,000	190,246
Meituan, Class B(1)(2)	61,400	1,532,193
Microport Scientific Corp.(1)(3)	18,300	53,143
Ming Yuan Cloud Group Holdings, Ltd.	20,000	32,239
NetEase, Inc. ADR	6,716	627,006
New Oriental Education & Technology Group, Inc.(1)	2,239	45,586
NIO, Inc. ADR(1)	25,157	546,410
Nongfu Spring Co., Ltd., Class H(2)	46,800	270,061
Pharmaron Beijing Co., Ltd.(2)	5,100	51,226
Pinduoduo, Inc. ADR(1)	8,160	504,288
Ping An Healthcare and Technology Co., Ltd.(1)(2)(3)	14,500	43,141
Postal Savings Bank of China Co., Ltd., Class H(2)(3)	291,000	231,903
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	48,400	56,527
Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	12,000	44,638
Shanghai Pharmaceuticals Holding Co., Ltd.	27,800	46,159
Sinopharm Group Co., Ltd., Class H	26,400	63,918
Sunny Optical Technology Group Co., Ltd.	14,400	236,113
TAL Education Group ADR(1)	11,199	54,539
Tencent Holdings, Ltd.	89,700	4,060,282
Tencent Music Entertainment Group(1)	14,788	74,236
Tingyi (Cayman Islands) Holding Corp.	46,000	79,054
Tongcheng Travel Holdings, Ltd.(1)	26,800	57,945
Topsports International Holdings, Ltd.(2)	114,000	103,822
TravelSky Technology, Ltd., Class H	29,000	56,548
Trip.com Group, Ltd. ADR(1)	14,196	389,680
Vipshop Holdings, Ltd. ADR(1)	17,068	168,803
Want Want China Holdings, Ltd.	157,000	136,914
Weibo Corp. ADR(1)	1,468	33,955
Weichai Power Co., Ltd., Class H	74,000	117,853
WuXi AppTec Co., Ltd., Class H(2)	6,480	86,689
Security	Shares	Value
China (continued)
WuXi Biologics Cayman, Inc.(1)(2)	61,500	$ 569,823
Xinyi Energy Holdings, Ltd.	104,000	53,352
Xinyi Solar Holdings, Ltd.	132,000	204,541
XPENG, Inc. ADR(1)	8,593	272,742
Yadea Group Holdings, Ltd.(2)	40,000	78,449
Yihai International Holding Ltd.(3)	10,000	36,075
Yum China Holdings, Inc.	7,224	350,364
Zai Lab, Ltd. ADR(1)	1,392	48,275
Zhongsheng Group Holdings, Ltd.	23,500	166,041
Zhuzhou CRRC Times Electric Co., Ltd., Class H	18,000	89,007
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	66,400	35,541
		$21,115,043
Greece — 8.3%
Eurobank Ergasias S.A.(1)	1,842,582	$1,652,885
Hellenic Telecommunications Organization S.A.	189,702	3,313,119
National Bank of Greece S.A.(1)	389,221	1,164,383
		$6,130,387
Hong Kong — 1.3%
Bosideng International Holdings, Ltd.	128,000	$79,522
China Gas Holdings, Ltd.	111,200	172,151
China Overseas Land & Investment, Ltd.	96,500	306,963
China Resources Gas Group, Ltd.	24,000	111,874
China State Construction International Holdings, Ltd.	42,000	46,479
China Traditional Chinese Medicine Holdings Co., Ltd.	60,000	37,255
JS Global Lifestyle Co., Ltd.(2)	37,000	48,336
Nine Dragons Paper Holdings, Ltd.	59,000	50,022
Sino Biopharmaceutical, Ltd.	208,500	132,945
		$985,547
Indonesia — 9.1%
Bank Central Asia Tbk PT	3,365,600	$1,638,844
Bank Jago Tbk PT(1)	278,500	171,418
Bank Mandiri Persero Tbk PT	1,170,200	624,905
Bank Negara Indonesia Persero Tbk PT	473,500	250,121
Bank Rakyat Indonesia Persero Tbk PT	4,368,943	1,220,095
Elang Mahkota Teknologi Tbk PT(1)	683,400	73,842
Indah Kiat Pulp & Paper Tbk PT	191,900	98,088
Indofood CBP Sukses Makmur Tbk PT	411,900	264,277
Kalbe Farma Tbk PT	1,552,200	173,144
Merdeka Copper Gold Tbk PT(1)	2,346,600	628,479
Sarana Menara Nusantara Tbk PT	1,930,200	142,602
Telkom Indonesia Persero Tbk PT	3,682,300	990,593
Tower Bersama Infrastructure Tbk PT	665,600	131,605
Unilever Indonesia Tbk PT	1,063,400	340,966
		$6,748,979

Calvert
Emerging Markets Advancement Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Malaysia — 4.4%
Axiata Group Bhd	122,300	$ 78,509
CIMB Group Holdings Bhd	189,700	213,474
DiGi.Com Bhd	146,400	116,360
Hartalega Holdings Bhd	180,300	125,229
Hong Leong Bank Bhd	21,600	100,364
Hong Leong Financial Group Bhd	7,300	30,647
IHH Healthcare Bhd	143,100	209,418
Kuala Lumpur Kepong Bhd	43,900	218,432
Malayan Banking Bhd	180,300	351,396
Maxis Bhd	104,500	78,266
Nestle Malaysia Bhd	5,300	159,485
Petronas Dagangan Bhd	20,500	98,307
Petronas Gas Bhd	39,200	146,164
PPB Group Bhd	53,900	194,050
Press Metal Aluminium Holdings Bhd	213,400	230,869
Public Bank Bhd	446,200	442,615
QL Resources Bhd	84,200	99,342
RHB Bank Bhd	47,600	61,889
Sime Darby Bhd	188,800	91,348
Telekom Malaysia Bhd	52,300	62,335
Top Glove Corp. Bhd	213,600	50,481
Westports Holdings Bhd	106,600	85,876
		$3,244,856
South Korea — 10.8%
AMOREPACIFIC Corp.	537	$53,975
AMOREPACIFIC Group	762	21,959
CJ CheilJedang Corp.	280	81,968
Coway Co., Ltd.	736	36,415
Doosan Enerbility Co Ltd(1)	8,809	132,295
Ecopro BM Co., Ltd.	48	4,230
GS Engineering & Construction Corp.	1,262	30,801
Hana Financial Group, Inc.	3,468	105,405
Hanjin Kal Corp.(1)	519	24,798
Hanmi Pharm Co., Ltd.	180	42,886
Hanmi Science Co., Ltd.	771	23,825
Hanon Systems	4,247	33,018
HLB, Inc.(1)	2,207	60,440
HMM Co., Ltd.	5,280	100,523
Hotel Shilla Co., Ltd.	489	26,914
HYBE Co., Ltd.(1)	368	41,332
Hyundai Engineering & Construction Co., Ltd.	1,481	47,367
Hyundai Engineering & Construction Co., Ltd., PFC Shares	15	824
Hyundai Glovis Co., Ltd.	312	43,375
Hyundai Mobis Co., Ltd.	1,004	154,754
Hyundai Motor Co.	2,555	357,055
Industrial Bank of Korea	2,763	20,520
Security	Shares	Value
South Korea (continued)
Kakao Corp.	4,974	$ 269,517
Kakao Games Corp.(1)	631	23,981
KB Financial Group, Inc.	4,895	182,796
Kia Corp.	4,573	272,942
Korea Investment Holdings Co., Ltd.	751	35,799
KT Corp.	1,810	50,894
LG Chem, Ltd.	895	355,567
LG Display Co., Ltd.	3,164	35,500
LG Electronics, Inc.	1,916	130,664
LG Household & Health Care, Ltd.	151	79,335
LG Innotek Co., Ltd.	229	60,740
Lotte Chemical Corp.	393	54,790
Mirae Asset Securities Co., Ltd.	6,175	31,525
NAVER Corp.	2,194	409,239
Netmarble Corp.(2)	324	17,222
Orion Corp. of Republic of Korea	748	60,151
Samsung C&T Corp.	1,647	156,802
Samsung Electro-Mechanics Co., Ltd.	918	92,877
Samsung Electronics Co., Ltd.	68,571	3,024,485
Samsung Engineering Co., Ltd.(1)	3,045	50,610
Samsung Heavy Industries Co., Ltd.(1)	15,383	71,952
Samsung SDS Co., Ltd.	543	54,531
Samsung Securities Co., Ltd.	993	25,669
Shinhan Financial Group Co., Ltd.	4,979	142,770
SK Biopharmaceuticals Co., Ltd.(1)	754	43,620
SK Hynix, Inc.	8,088	571,127
SK Square Co., Ltd.(1)	1,436	43,382
SK Telecom Co., Ltd.	1,625	65,213
Woori Financial Group, Inc.	6,136	57,437
Yuhan Corp.	1,728	74,743
		$7,990,559
Taiwan — 12.3%
Accton Technology Corp.	6,000	$48,264
Acer, Inc.	26,000	19,011
Advantech Co., Ltd.	5,299	61,666
Airtac International Group	4,139	138,151
ASE Technology Holding Co., Ltd.	40,000	103,021
ASPEED Technology, Inc.	1,100	70,606
AU Optronics Corp.	92,000	50,373
Catcher Technology Co., Ltd.	17,000	94,834
Cathay Financial Holding Co., Ltd.	92,000	157,538
Chailease Holding Co., Ltd.	15,823	111,021
Chang Hwa Commercial Bank, Ltd.	39,915	23,315
China Development Financial Holding Corp.	182,406	90,331
China Development Financial Holding Corp., PFC Shares(1)	14,970	4,209
China Steel Corp.	187,000	179,052

Calvert
Emerging Markets Advancement Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Taiwan (continued)
Chroma ATE, Inc.	9,000	$ 46,348
Chunghwa Telecom Co., Ltd.	45,000	184,789
Compal Electronics, Inc.	46,000	35,219
CTBC Financial Holding Co., Ltd.	245,000	207,233
Delta Electronics, Inc.	24,000	178,950
E.Sun Financial Holding Co., Ltd.	92,799	90,587
Eclat Textile Co., Ltd.	2,000	28,014
Eva Airways Corp.(1)	27,000	28,808
Evergreen Marine Corp. Taiwan, Ltd.	31,000	88,110
Far Eastern New Century Corp.	25,000	26,761
Far EasTone Telecommunications Co., Ltd.	19,000	53,472
Feng TAY Enterprise Co., Ltd.	4,000	23,602
First Financial Holding Co., Ltd.	128,881	113,746
Fubon Financial Holding Co., Ltd.	84,458	169,875
Fubon Financial Holding Co., Ltd., PFC Shares(1)	1,252	2,497
Giant Manufacturing Co., Ltd.	3,000	24,250
Globalwafers Co., Ltd.	2,000	30,559
Hiwin Technologies Corp.	6,401	51,440
Hotai Motor Co., Ltd.	4,000	81,599
Hua Nan Financial Holdings Co., Ltd.	108,617	82,699
Innolux Corp.	111,000	45,167
Inventec Corp.	30,000	25,365
Largan Precision Co., Ltd.	1,000	58,113
Lite-On Technology Corp.	24,000	46,707
Macronix International Co., Ltd.	17,000	20,319
MediaTek, Inc.	17,000	373,170
Mega Financial Holding Co., Ltd.	132,000	156,853
Merida Industry Co., Ltd.	2,000	17,184
Micro-Star International Co., Ltd.	9,000	34,382
momo.com, Inc.	1,200	25,817
Nan Ya Printed Circuit Board Corp.	2,000	17,593
Nanya Technology Corp.	13,000	21,635
Nien Made Enterprise Co., Ltd.	1,000	9,870
Novatek Microelectronics Corp.	7,000	71,219
Oneness Biotech Co., Ltd.(1)	4,000	23,694
Pou Chen Corp.	19,000	18,870
Powertech Technology, Inc.	6,000	17,733
President Chain Store Corp.	6,000	54,965
Quanta Computer, Inc.	30,000	80,480
Realtek Semiconductor Corp.	5,000	61,153
Ruentex Development Co., Ltd.	11,200	27,681
Shanghai Commercial & Savings Bank, Ltd. (The)	49,000	87,648
Shin Kong Financial Holding Co., Ltd.	131,011	38,614
Sino-American Silicon Products, Inc.	5,000	23,837
SinoPac Financial Holdings Co., Ltd.	154,000	87,059
Synnex Technology International Corp.	15,000	26,852
Ta Chen Stainless Pipe Co., Ltd.	34,482	39,250
Security	Shares	Value
Taiwan (continued)
Taishin Financial Holding Co., Ltd.	150,032	$ 82,304
Taiwan Cooperative Financial Holding Co., Ltd.	118,950	107,556
Taiwan High Speed Rail Corp.	22,000	20,759
Taiwan Mobile Co., Ltd.	19,000	69,041
Taiwan Semiconductor Manufacturing Co., Ltd.	229,000	3,670,033
Unimicron Technology Corp.	15,000	80,278
Uni-President Enterprises Corp.	51,000	114,990
United Microelectronics Corp.	158,000	211,196
Vanguard International Semiconductor Corp.	10,000	26,014
Voltronic Power Technology Corp.	2,050	99,447
Walsin Lihwa Corp.	61,000	73,946
Wan Hai Lines, Ltd.	15,100	60,376
Win Semiconductors Corp.	4,000	25,969
Winbond Electronics Corp.	32,000	23,413
Wistron Corp.	32,000	28,733
Wiwynn Corp.	1,000	23,432
WPG Holdings, Ltd.	21,000	38,967
Yageo Corp.	4,000	41,484
Yang Ming Marine Transport Corp.	22,000	60,848
Yuanta Financial Holding Co., Ltd.	100,400	66,496
		$9,136,462
United Arab Emirates — 10.2%
Abu Dhabi Commercial Bank PJSC	297,515	$718,489
Aldar Properties PJSC	606,462	735,890
Dubai Islamic Bank PJSC	198,475	311,681
Emirates Integrated Telecommunications Co. PJSC	82,803	128,744
Emirates Telecommunications Group Co. PJSC	138,855	986,523
First Abu Dhabi Bank PJSC	415,589	2,126,618
International Holdings Co. PJSC(1)	32,319	2,517,171
		$7,525,116
Total Common Stocks (identified cost $66,941,166)		$67,276,660

Rights — 0.0%

Security	Shares	Value
China — 0.0%
Microport Scientific Corp., Exp. 7/7/22(1)	6	$ 0
Total Rights (identified cost $0)		$ 0

Calvert
Emerging Markets Advancement Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 6.6%

Affiliated Fund — 6.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.38%(4)	4,657,967	$ 4,657,967
Total Affiliated Fund (identified cost $4,657,967)		$ 4,657,967

Securities Lending Collateral — 0.3%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 1.56%(5)	231,492	$ 231,492
Total Securities Lending Collateral (identified cost $231,492)		$ 231,492
Total Short-Term Investments (identified cost $4,889,459)		$ 4,889,459

Total Investments — 97.5% (identified cost $71,830,625)	$72,166,119
Other Assets, Less Liabilities — 2.5%	$ 1,877,882
Net Assets — 100.0%	$74,044,001

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2022, the aggregate value of these securities is $4,215,868 or 5.7% of the Fund's net assets.
(3)	All or a portion of this security was on loan at June 30, 2022. The aggregate market value of securities on loan at June 30, 2022 was $963,161 and the total market value of the collateral received by the Fund was $1,021,683, comprised of cash of $231,492 and U.S. government and/or agencies securities of $790,191.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2022.
(5)	Represents investment of cash collateral received in connection with securities lending.
At June 30, 2022, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Financials	22.6%
Communication Services	17.2
Information Technology	14.7
Consumer Discretionary	13.0
Industrials	7.0
Consumer Staples	4.1
Health Care	4.0
Real Estate	3.0
Materials	2.8
Utilities	2.4
Energy	0.1
Total	90.9%

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	6,261,130	EUR	5,863,506	Standard Chartered Bank	7/15/22	$112,555	$ —
CNH	143,330,000	USD	21,249,342	Standard Chartered Bank	11/25/22	164,303	—
USD	2,016,156	CNH	13,500,000	Standard Chartered Bank	11/25/22	—	(757)
USD	19,152,866	CNH	129,830,000	Standard Chartered Bank	11/25/22	—	(243,866)
USD	653,399	AED	2,400,000	Standard Chartered Bank	4/19/23	—	(58)
USD	290,239	AED	1,067,092	Standard Chartered Bank	4/19/23	—	(302)
USD	1,329,859	AED	4,888,826	Standard Chartered Bank	4/19/23	—	(1,240)
USD	23,833,436	CNH	160,135,000	Goldman Sachs International	6/16/23	—	(139,906)
						$276,858	$(386,129)

Calvert
Emerging Markets Advancement Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
MSCI Emerging Markets Index	41	Long	9/16/22	$2,055,535	$(8,923)
					$(8,923)

Abbreviations:
ADR	– American Depositary Receipt
BDR	– Brazilian Depositary Receipt
PFC Shares	– Preference Shares

Currency Abbreviations:
AED	– United Arab Emirates Dirham
CNH	– Yuan Renminbi Offshore
EUR	– Euro
USD	– United States Dollar
At June 30, 2022, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Equity Price Risk: During the fiscal year to date ended June 30, 2022, the Fund entered into equity futures contracts to enhance total return, to manage certain investment risks and/or as a substitute for the purchase of securities.
Foreign Exchange Risk: During the fiscal year to date ended June 30, 2022, the Fund entered into forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Affiliated Investments
At June 30, 2022, the value of the Fund's investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Liquidity Fund) and Calvert Cash Reserves Fund, LLC (Cash Reserves Fund) was $4,657,967, which represents 6.3% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended June 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserves Fund	$6,412,205	$18,558,793	$(24,970,269)	$(89)	$(640)	$ —	$1,684	—
Liquidity Fund	—	14,453,609	(9,795,642)	—	—	4,657,967	5,119	4,657,967
Total				$(89)	$(640)	$4,657,967	$6,803
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Calvert
Emerging Markets Advancement Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of June 30, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Brazil	$4,364,689	$ —	$ —	$4,364,689
Canada	35,022	—	—	35,022
China	4,493,782	16,621,261	—	21,115,043
Greece	—	6,130,387	—	6,130,387
Hong Kong	—	985,547	—	985,547
Indonesia	—	6,748,979	—	6,748,979
Malaysia	—	3,244,856	—	3,244,856
South Korea	—	7,990,559	—	7,990,559
Taiwan	—	9,136,462	—	9,136,462
United Arab Emirates	—	7,525,116	—	7,525,116
Total Common Stocks	$8,893,493	$58,383,167(1)	$ —	$67,276,660
Rights	$0	$ —	$ —	$0
Short-Term Investments:
Affiliated Fund	4,657,967	—	—	4,657,967
Securities Lending Collateral	231,492	—	—	231,492
Total Investments	$13,782,952	$58,383,167	$ —	$72,166,119
Forward Foreign Currency Exchange Contracts	$ —	$276,858	$ —	$276,858
Total	$13,782,952	$58,660,025	$ —	$72,442,977
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$(386,129)	$ —	$(386,129)
Futures Contracts	(8,923)	—	—	(8,923)
Total	$(8,923)	$(386,129)	$ —	$(395,052)

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.